INCOME TAXES AND DEFERRED TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (155,292)	$ (58,831)	$ (87,908)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	3,018	0	0
Prior period current income tax adjustments	(227)	(6,899)	4,033
Other current benefit tax (expenses)	1,865	3,360	(3,295)
Current Tax Expense, Net	(150,636)	(62,370)	(87,170)
Deferred tax expense relating to origination and reversal of temporary differences	174,358	5,225	(41,565)
Tax benefit arising from previously unrecognized tax loss carryforward	7,270	11,498	(959)
Total deferred Tax benefit (expense), Net	181,628	16,723	(42,524)
Income Tax benefit (expense), Total	$ (30,992)	$ 45,647	$ 129,694